EATON VANCE WORLDWIDE
                            DEVELOPING RESOURCES FUND

                              EATON VANCE WORLDWIDE
                              HEALTH SCIENCES FUND

                            Supplement to Prospectus
                              dated January 1, 1998


         Shares of Eaton Vance Worldwide Developing Resources Fund are no longer available.

         The investment adviser of the Worldwide Health Sciences Portfolio (the "Portfolio") has changed its name to OrbiMed Advisors, Inc. effective
January 1, 1998. Mr. Viren Mehta is not associated with OrbiMed Advisors, Inc. and will no longer serve as a Vice President of the Portfolio.

October 19, 1998                                                 1/1COMBPS